Foreign Exchange Translation Gain/(Loss) (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) R / $	Jun. 30, 2023 USD ($) R / $	Jun. 30, 2022 ZAR (R) R / $	Jun. 30, 2021 ZAR (R) R / $	Jun. 30, 2023 ZAR_per_AUD	Jun. 30, 2022 ZAR_per_AUD
Disclosure of attribution of expenses by nature to their function [line items]
Effect Of Exchange Rate Changes On Borrowings	R (820)		R (411)	R 894
Effect Of Exchange Rate Changes On Cash And Cash Equivalents and Other items	186		84	(224)
Foreign exchange translation gain/(loss)	R (634)		R (327)	R 670
Closing rate	18.83	18.83	16.27	14.27	12.56	11.25
US$400 million facility - Sustainability Linked
Disclosure of attribution of expenses by nature to their function [line items]
Effect Of Exchange Rate Changes On Borrowings	R 819		R 198
Draw down	2,919		R 3,057
Eva Copper operations and related assets | US$400 million facility - Sustainability Linked
Disclosure of attribution of expenses by nature to their function [line items]
Draw down	R 2,919	$ 170